Leases (Tables)	6 Months Ended
Jun. 30, 2024
Lease liabilities [abstract]
Disclosure of additional information about leasing activities for lessee
The following table depicts the changes in the Group’s right-of-use assets, which are included within Property, plant, and equipment:

	Buildings and land	Machinery and equipment	Total
Acquisition cost
Balance as of January 1, 2024	122,613	49,832	172,445
Addition	4,768	3,446	8,214
Cancellations	(10,858)	(1,282)	(12,140)
Remeasurement	—	(288)	(288)
Effect of foreign currency exchange differences	(4,063)	(1,082)	(5,145)
Balance as of June 30, 2024 - (Restated)	$112,460	$50,626	163,086

Accumulated depreciation
Balance as of January 1, 2024	(34,291)	(39,152)	(73,443)
Depreciation expense	(11,420)	(1,815)	(13,235)
Depreciation expense capitalized to inventory	—	(316)	(316)
Cancellations	2,913	1,068	3,981
Effect of foreign currency exchange differences	1,319	141	1,460
Balance as of June 30, 2024- (Restated)	$(41,479)	$(40,074)	$(81,553)

Carrying amount as of June 30, 2024 (Restated)	$70,981	$10,552	$81,533
Amounts related to leases recognized in the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss (as restated) are as follows:

	For the six months ended June 30,
	2024	2023
Income from sub-leasing right-of-use assets	1,132	527
Expense relating to short-term leases	(269)	(495)
Expense relating to lease of low value assets	(4)	(6)
Interest expense on leases	(3,706)	(2,166)
The current and non-current portion of the Group’s lease liabilities are as follows:

	As of June 30, 2024	As of December, 31, 2023
Current lease liability	16,857	19,547
Current lease liabilities - related parties	15,039	10,628
Non-current lease liability	43,248	54,439
Non-current lease liabilities - related parties	32,918	42,634
Total	$108,062	$127,248
As a lessor, revenue recognized from operating leases is as follows:

	For the six months ended June 30,
	2024	2023
Vehicle leasing revenue	11,566	7,493
The following table depicts the changes in the Group’s vehicles under operating leases:

Vehicles under operating leases
Acquisition cost
Balance as of January 1, 2024	141,448
Reclassification from inventory	43,503
Reclassification to inventory - (Restated)	(44,455)
Effect of foreign currency exchange rate differences	(4,716)
Balance as of June 30, 2024 - (Restated)	$135,780
Accumulated depreciation
Balance as of January 1, 2024	(71,225)
Reclassification to inventory - (Restated)	6,047
Depreciation expense	(2,189)
Effect of foreign currency exchange rate differences	1,099
Balance as of June 30, 2024 - (Restated)	$(66,268)
Carrying amount as of June 30, 2024 - (Restated)	$69,512

Disclosure of maturity analysis of operating lease payments
Expected future lease payments to be made to satisfy the Group’s lease liabilities are as follows:

	As of June 30, 2024	As of December, 31, 2023
	(Restated)
Within 1 year	34,990	32,685
Between 1 and 2 years	32,400	33,275
Between 2 and 3 years	18,551	28,033
Between 3 and 4 years	13,291	18,634
Between 4 and 5 years	9,943	11,463
Later than 5 years	12,035	15,458
Total	$121,210	$139,548